Note 3 - Loans and Allowance for Loan Losses (Tables)	12 Months Ended
Dec. 31, 2014
Receivables [Abstract]
Schedule of Accounts, Notes, Loans and Financing Receivable [Table Text Block]
	2014	2013
Residential real estate	$223,628	$219,365
Commercial real estate:
Owner-occupied	78,848	83,988
Nonowner-occupied	71,229	74,047
Construction	27,535	25,836
Commercial and industrial	83,998	60,803
Consumer:
Automobile	42,849	38,811
Home equity	18,291	17,748
Other	48,390	45,721
	594,768	566,319
Less: Allowance for loan losses	8,334	6,155

Loans, net	$586,434	$560,164

Schedule of Credit Losses Related to Financing Receivables, Current and Noncurrent [Table Text Block]
December 31, 2014	Residential Real Estate	Commercial Real Estate	Commercial & Industrial	Consumer	Total
Allowance for loan losses:
Beginning balance	$1,169	$2,914	$1,279	$793	$6,155
Provision for loan losses	458	1,408	(28)	949	2,787
Loans charged off	(487)	(235)	(41)	(1,216)	(1,979)
Recoveries	286	108	392	585	1,371
Total ending allowance balance	$1,426	$4,195	$1,602	$1,111	$8,334
December 31, 2013	Residential Real Estate	Commercial Real Estate	Commercial & Industrial	Consumer	Total
Allowance for loan losses:
Beginning balance	$1,329	$3,946	$783	$847	$6,905
Provision for loan losses	377	(1,375)	1,031	444	477
Loans charged off	(819)	(2)	(600)	(1,279)	(2,700)
Recoveries	282	345	65	781	1,473
Total ending allowance balance	$1,169	$2,914	$1,279	$793	$6,155
December 31, 2012	Residential Real Estate	Commercial Real Estate	Commercial & Industrial	Consumer	Total
Allowance for loan losses:
Beginning balance	$1,860	$3,493	$636	$1,355	$7,344
Provision for loan losses	395	2,788	(1,802)	202	1,583
Loans charged off	(1,066)	(2,378)	(70)	(1,622)	(5,136)
Recoveries	140	43	2,019	912	3,114
Total ending allowance balance	$1,329	$3,946	$783	$847	$6,905

Allowance for Loan Losses and the Recorded Investment of Loans [Table Text Block]
December 31, 2014	Residential Real Estate		Commercial Real Estate	Commercial & Industrial	Consumer	Total
Allowance for loan losses:
Ending allowance balance attributable to loans:
Individually evaluated for impairment	$	----	$2,506	$900	$6	$3,412
Collectively evaluated for impairment		1,426	1,689	702	1,105	4,922
Total ending allowance balance		$1,426	$4,195	$1,602	$1,111	$8,334

Loans:
Loans individually evaluated for impairment		$1,415	$11,711	$6,824	$219	$20,169
Loans collectively evaluated for impairment		222,213	165,901	77,174	109,311	574,599
Total ending loans balance		$223,628	$177,612	$83,998	$109,530	$594,768
December 31, 2013	Residential Real Estate	Commercial Real Estate	Commercial & Industrial	Consumer	Total
Allowance for loan losses:
Ending allowance balance attributable to loans:
Individually evaluated for impairment	$93	$1,661	$864	$7	$2,625
Collectively evaluated for impairment	1,076	1,253	415	786	3,530
Total ending allowance balance	$1,169	$2,914	$1,279	$793	$6,155

Loans:
Loans individually evaluated for impairment	$1,019	$10,801	$2,658	$218	$14,696
Loans collectively evaluated for impairment	218,346	173,070	58,145	102,062	551,623
Total ending loans balance	$219,365	$183,871	$60,803	$102,280	$566,319

Schedule of Loans Individually Evaluated for Impairment [Table Text Block]
December 31, 2014	Unpaid Principal Balance		Recorded Investment		Allowance for Loan Losses Allocated		Average Impaired Loans		Interest Income Recognized	Cash Basis Interest Recognized
With an allowance recorded:
Residential real estate	$	----	$	----	$	----	$	----	$6	$6
Commercial real estate:
Owner-occupied		1,177		1,177		414		471	32	32
Nonowner-occupied		7,656		7,656		2,092		8,303	398	398
Commercial and industrial		2,356		2,356		900		2,441	110	110
Consumer:
Home equity		219		219		6		219	7	7

With no related allowance recorded:
Residential real estate		1,415		1,415		----		882	58	58
Commercial real estate:
Owner-occupied		3,125		2,578		----		2,135	113	113
Nonowner-occupied		1,298		300		----		300	50	50
Commercial and industrial		4,703		4,468		----		2,278	180	180

Total		$21,949		$20,169		$3,412		$17,029	$954	$954
December 31, 2013	Unpaid Principal Balance	Recorded Investment	Allowance for Loan Losses Allocated	Average Impaired Loans	Interest Income Recognized	Cash Basis Interest Recognized
With an allowance recorded:
Residential real estate	$253	$253	$93	$101	$12	$12
Commercial real estate:
Owner-occupied	290	290	157	116	----	----
Nonowner-occupied	3,776	3,776	1,504	3,846	187	187
Commercial and industrial	2,658	2,658	864	1,836	142	142
Consumer:
Home equity	218	218	7	87	9	9

With no related allowance recorded:
Residential real estate	766	766	----	539	47	47
Commercial real estate:
Owner-occupied	2,188	1,641	----	1,469	73	73
Nonowner-occupied	6,106	5,094	----	5,699	311	311
Consumer:
Home equity	----	----	----	----	3	3

Total	$16,255	$14,696	$2,625	$13,693	$784	$784
December 31, 2012	Unpaid Principal Balance	Recorded Investment	Allowance for Loan Losses Allocated	Average Impaired Loans	Interest Income Recognized	Cash Basis Interest Recognized
With an allowance recorded:
Commercial real estate:
Nonowner-occupied	$2,399	$2,399	$2,107	$1,552	$61	$61

With no related allowance recorded:
Residential real estate	619	407	----	493	----	----
Commercial real estate:
Owner-occupied	6,198	6,198	----	4,998	354	354
Nonowner-occupied	9,841	8,177	----	4,498	440	440
Commercial and industrial	----	----	----	----	----	----
Consumer:
Home equity	220	220	----	176	9	9

Total	$19,277	$17,401	$2,107	$11,717	$864	$864

Schedule of Recorded Investment in Nonaccrual Loans [Table Text Block]
	Loans Past Due 90 Days And Still Accruing		Nonaccrual
December 31, 2014
Residential real estate	$	----	$3,768
Commercial real estate:
Owner-occupied		----	1,484
Nonowner-occupied		----	4,013
Commercial and industrial		----	95
Consumer:
Automobile		15	18
Home equity		----	103
Other		58	68

Total		$73	$9,549
	Loans Past Due 90 Days And Still Accruing	Nonaccrual
December 31, 2013
Residential real estate	$72	$2,662
Commercial real estate:
Owner-occupied	----	799
Nonowner-occupied	----	52
Commercial and industrial	----	21
Consumer:
Automobile	5	8
Home equity	----	38
Other	1	----

Total	$78	$3,580

Past Due Financing Receivables [Table Text Block]
December 31, 2014	30-59 Days Past Due	60-89 Days Past Due	90 Days Or More Past Due	Total Past Due	Loans Not Past Due	Total
Residential real estate	$3,337	$612	$3,489	$7,438	$216,190	$223,628
Commercial real estate:
Owner-occupied	74	62	1,422	1,558	77,290	78,848
Nonowner-occupied	----	----	----	----	71,229	71,229
Construction	932	----	----	932	26,603	27,535
Commercial and industrial	----	10	24	34	83,964	83,998
Consumer:
Automobile	616	149	33	798	42,051	42,849
Home equity	----	----	103	103	18,188	18,291
Other	655	20	126	801	47,589	48,390

Total	$5,614	$853	$5,197	$11,664	$583,104	$594,768
December 31, 2013	30-59 Days Past Due	60-89 Days Past Due	90 Days Or More Past Due	Total Past Due	Loans Not Past Due	Total
Residential real estate	$3,922	$1,324	$2,620	$7,866	$211,499	$219,365
Commercial real estate:
Owner-occupied	206	100	683	989	82,999	83,988
Nonowner-occupied	----	----	52	52	73,995	74,047
Construction	60	----	----	60	25,776	25,836
Commercial and industrial	193	49	21	263	60,540	60,803
Consumer:
Automobile	638	123	13	774	38,037	38,811
Home equity	----	----	38	38	17,710	17,748
Other	651	38	1	690	45,031	45,721

Total	$5,670	$1,634	$3,428	$10,732	$555,587	$566,319

Troubled Debt Restructurings on Financing Receivables [Table Text Block]
	TDR’s Performing to Modified Terms	TDR’s Not Performing to Modified Terms		Total TDR’s
December 31, 2014
Residential real estate
Interest only payments	$520	$	----	$520
Commercial real estate:
Owner-occupied
Interest only payments	457		----	457
Rate reduction	----		244	244
Reduction of principal and interest payments	627		----	627
Maturity extension at lower stated rate than market rate	1,046		----	1,046
Credit extension at lower stated rate than market rate	204		----	204
Nonowner-occupied
Interest only payments	3,535		4,013	7,548
Rate reduction	408		----	408
Commercial and industrial
Interest only payments	6,429		----	6,429
Credit extension at lower stated rate than market rate	395		----	395
Consumer:
Home equity
Maturity extension at lower stated rate than market rate	219		----	219

Total TDR’s	$13,840		$4,257	$18,097
	TDR’s Performing to Modified Terms	TDR’s Not Performing to Modified Terms		Total TDR’s
December 31, 2013
Residential real estate
Interest only payments	$527	$	----	$527
Commercial real estate:
Owner-occupied
Rate reduction	----		259	259
Reduction of principal and interest payments	650		----	650
Maturity extension at lower stated rate than market rate	271		----	271
Nonowner-occupied
Interest only payments	8,450		----	8,450
Rate reduction	420		----	420
Commercial and industrial
Interest only payments	1,811		----	1,811
Consumer:
Home equity
Maturity extension at lower stated rate than market rate	218		----	218

Total TDR’s	$12,347		$259	$12,606

Troubled Debt Restructurings on Financing Receivables, Pre and Post Modification [Table Text Block]
	TDR’s Performing to Modified Terms		TDR’s Not Performing to Modified Terms
	Pre-Modification Recorded Investment	Post-Modification Recorded Investment	Pre-Modification Recorded Investment	Post-Modification Recorded Investment
December 31, 2014
Commercial real estate:
Owner-occupied
Interest only payments	$457	$457	----	----
Maturity extension at lower stated rate than market rate	746	746	----	----
Credit extension at lower stated rate than market rate	204	204
Commercial and industrial
Interest only payments	4,073	4,073	----	----
Credit extension at lower stated rate than market rate	395	395	----	----

Total TDR’s	$5,875	$5,875	----	----
	TDR’s Performing to Modified Terms		TDR’s Not Performing to Modified Terms
	Pre-Modification Recorded Investment	Post-Modification Recorded Investment	Pre-Modification Recorded Investment	Post-Modification Recorded Investment
December 31, 2013
Residential real estate
Interest only payments	$527	$527	----	----
Commercial and industrial
Interest only payments	1,811	1,811	----	----
Consumer:
Home equity
Maturity extension at lower stated rate than market rate	218	218	----	----

Total TDR’s	$2,556	$2,556	----	----

Financing Receivable Credit Quality Indicators [Table Text Block]
December 31, 2014	Pass	Criticized	Classified	Total
Commercial real estate:
Owner-occupied	$72,232	$2,102	$4,514	$78,848
Nonowner-occupied	60,491	2,127	8,611	71,229
Construction	27,364	----	171	27,535
Commercial and industrial	76,395	495	7,108	83,998
Total	$236,482	$4,724	$20,404	$261,610
December 31, 2013	Pass	Criticized	Classified	Total
Commercial real estate:
Owner-occupied	$76,677	$5,310	$2,001	$83,988
Nonowner-occupied	62,301	7,107	4,639	74,047
Construction	24,545	----	1,291	25,836
Commercial and industrial	53,416	4,081	3,306	60,803
Total	$216,939	$16,498	$11,237	$244,674

Performing and Nonperforming Loans [Table Text Block]
	Consumer
December 31, 2014	Automobile	Home Equity	Other	Residential Real Estate	Total
Performing	$42,816	$18,188	$48,264	$219,860	$329,128
Nonperforming	33	103	126	3,768	4,030
Total	$42,849	$18,291	$48,390	$223,628	$333,158
	Consumer
December 31, 2013	Automobile	Home Equity	Other	Residential Real Estate	Total
Performing	$38,798	$17,710	$45,720	$216,631	$318,859
Nonperforming	13	38	1	2,734	2,786
Total	$38,811	$17,748	$45,721	$219,365	$321,645